Disclosure of Compensation Related Costs, Share-based Payments [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. Stock Compensation Plan

The Company’s 2014 Stock Incentive Plan, as amended (the “Plan”), provides for stock awards that may be made in the form of incentive or non-statutory stock options, stock appreciation rights, restricted or unrestricted stock awards, restricted stock units, performance awards, or other stock-based awards. No awards may be granted after June 16, 2024. The Plan provides for an annual increase in the number of shares of common stock available for grant on the first day of each calendar year that is equal to the lesser of four percent of the shares of common stock outstanding on the last day of the immediately preceding fiscal year or a smaller number of shares as determined by the board of directors. Under this provision, the number of shares of common stock reserved for issuance under the Plan was increased from 140,000 to 168,361 as of January 1, 2016. At September 30, 2016, up to 128,603 shares of common stock may be issued under the Plan, of which 81,320 shares are reserved for issuance upon the exercise of outstanding options and issuance of outstanding restricted stock units, and 47,283 shares are available for future grants.

Restricted Stock Units (“RSUs”)

All of the Company’s outstanding RSU agreements provide for the settlement of the vested RSUs in shares of the Company’s common stock equal to the number of vested RSUs or an amount in cash equal to the product of the fair market value of the common stock on the respective payment date and the number of vested RSUs, or some combination of common shares and cash as determined by the plan administrator as of each settlement date.

RSUs generally vest over a period of one to four years, subject to earlier cancellation or forfeiture prior to vesting upon cessation of service to the Company. The total fair value of RSUs that vested during the three and nine months ended September 30, 2016 was $12,000 and $73,000, respectively, and during the three and nine months ended September 30, 2015 was $67,000 and $605,000, respectively. A summary of the activity related to RSUs is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share
Unvested at December 31, 2015	14,399	$126.45
Granted during the period	39,735	$7.65
Vested during the period	(10,286)	$139.05
Forfeitures and cancelations	(1,466)	$7.65

Unvested at September 30, 2016	42,382	$16.20

The Company issued shares of common stock in settlement of RSUs that vested and were issued during the period aggregating 834 and 10,329 shares during the three and nine months ended September 30, 2016, respectively, and 3,659 and 28,088 shares during the three and nine months ended September 30, 2015, respectively. As permitted under the Plan, to satisfy tax withholding obligations for employees in connection with the vesting of restricted stock units previously granted, the Company repurchased 699 and 8,798 shares of common stock, with aggregate values of $5,000 and $61,000 during the three and nine months ended September 30, 2016, respectively, and 705 and 12,461 shares with aggregate values of $18,000 and $363,000 during the three and nine months ended September 30, 2015, respectively.

Stock Options

Stock options generally vest over a four-year period and have a maximum term of ten years from the date of grant, subject to earlier cancellation prior to vesting upon cessation of service to the Company. A summary of the activity related to stock option awards is as follows:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	42,104	$34.20
Granted	5,786	$7.65
Forfeitures and cancellations	(9,161)	$39.60

Outstanding at September 30, 2016	38,729	$28.95	8.8	$—

Options exercisable at September 30, 2016	17,479	$31.20	8.8	$—
Options vested and expected to vest as of September 30, 2016	38,729	$28.95	8.8	$—

Stock-Based Compensation Expense

The estimated fair value of each stock option award was determined on the date of grant using the BSM option valuation model with the following assumptions:

	Nine Months Ended September 30,
	2016	2015
Risk-free interest rate	0.52% - 1.38%	1.34% - 1.94%
Expected volatility	66.2% - 75.4%	58.9% - 67.8%
Weighted-average volatility	73.9%	60.1%
Dividend yield	0%	0%
Weighted-average expected term (in years)	1.8	6.0
Weighted-average grant date fair value per share	$2.55	$13.65

The fair value of each stock option is estimated on the date of grant using the BSM option pricing model which requires the input of highly subjective assumptions. Because the option-pricing model is sensitive to change in the input assumptions, different determinations of the required inputs may result in different fair value estimates of the options. The risk-free interest rate is based on the rate currently available on U.S. Treasury issues with terms approximating the expected term of the option. Due to the Company’s limited historical stock data, the estimated future stock price volatility is based upon the average historical volatilities of a group of peer companies. The Company has not paid any dividends on common stock and does not anticipate paying dividends on common stock in the foreseeable future. Due to the Company’s limited historical stock option exercise data, the ‘simplified’ method has been used to estimate the expected term of options.

Total non-cash stock-based compensation expense for all stock awards, net of forfeitures recognized as they occur, that was recognized in the statements of operations is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Cost of revenue	$7	$12	$20	$45
Research and development	7	27	16	69
Selling and marketing	14	15	49	38
General and administrative	65	784	1,356	2,106

Total	$93	$838	$1,441	$2,258

At September 30, 2016, there was $485,000 of unamortized compensation cost related to unvested RSUs which is expected to be recognized over a remaining weighted-average vesting period of 2.7 years. At September 30, 2016, there was $316,000 of unamortized compensation cost related to unvested stock option awards, which is expected to be recognized over a remaining weighted-average vesting period of 2.2 years.

6. Stock Compensation Plan

The Company’s 2014 Stock Incentive Plan (the “Plan”) provides for stock awards that may be made in the form of incentive or non-statutory stock options, stock appreciation rights, restricted or unrestricted stock awards, restricted stock units, performance awards, or other stock-based awards. No awards may be granted after June 16, 2024. On June 18, 2015, the Company’s stockholders approved the First Amendment to the Plan which provided for an increase in the number of shares of common stock reserved for issuance under the Plan from 83,026 to 140,000, and an annual increase on the first day of each calendar year, beginning with January 1, 2016 that is equal to the lesser of four percent of the shares of common stock outstanding on the last day of the immediately preceding fiscal year or a smaller number of shares as determined by the board of directors. At December 31, 2015, up to 111,904 shares of common stock may be issued under the Plan, of which 65,554 shares are reserved for issuance upon the exercise of outstanding options and vesting of outstanding restricted stock units, and 46,350 shares are available for future grants.

Restricted Stock Units (“RSUs”)

All of the Company’s outstanding RSU agreements provide for the settlement of the vested RSUs in shares of the Company’s common stock equal to the number of vested RSUs or an amount in cash equal to the product of the fair market value of the common stock on the respective payment date and the number of vested RSUs, or some combination of common shares and cash as determined by the plan administrator as of each settlement date.

RSUs generally vest over a period of one to four years, subject to earlier cancellation or forfeiture prior to vesting upon cessation of service to the Company. The total fair value of RSUs that vested during the year ended December 31, 2015 was $734,000. A summary of the activity related to RSUs during year ended December 31, 2015 is as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value per Share
Unvested at December 31, 2014	43,676	$138.00
Granted	1,332	$24.30
Vested	(30,609)	$138.45

Unvested at December 31, 2015	14,399	$126.45

During the year ended December 31, 2015, the Company issued 28,088 shares in settlement of RSUs that vested in 2015 and 2014. As permitted under the Plan, the Company repurchased 12,461 shares with an aggregate value of $363,000 during the year ended December 31, 2015 to satisfy tax withholding obligations for employees in connection with the vesting of restricted stock units previously granted.

Stock Options

Stock options generally vest over a four-year period and have a maximum term of ten years from the date of grant, subject to earlier cancellation prior to vesting upon cessation of service to the Company. A summary of the activity related to stock option awards during the year ended December 31, 2015 is as follows:

	Shares Subject to Options	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	10,133	$67.95
Granted	34,226	$24.00
Forfeitures and cancellations	(2,255)	$32.10

Outstanding at December 31, 2015	42,104	$34.20	9.4	$—

Options exercisable at December 31, 2015	5,200	$48.00	9.1	$—
Options vested and expected to vest as of December 31, 2015	42,104	$34.20	9.4	$—

Stock-Based Compensation Expense

The estimated fair value of each stock option award was determined on the date of grant using the BSM option valuation model with the following assumptions:

	Years Ended December 31,
	2015	2014
Risk-free interest rate	1.34% - 1.94%	1.73% - 2.03%
Expected volatility	58.9% - 67.8%	65.3% - 66.9%
Weighted-average volatility	60.2%	66.3%
Dividend yield	0%	0%
Expected term (in years)	6.0	6.3
Weighted-average grant date fair value per share	$13.50	$42.15

The fair value of each stock option is estimated on the date of grant using the BSM option pricing model which requires the input of highly subjective assumptions. Because the option-pricing model is sensitive to change in the input assumptions, different determinations of the required inputs may result in different fair value estimates of the options. The risk-free interest rate is based on the rate currently available on U.S. Treasury issues with terms approximating the expected term of the option. Due to the Company’s limited historical stock data, the estimated future stock price volatility is based upon the average historical volatilities of a group of peer companies. The Company has not paid any dividends on common stock since the Corporate Conversion and does not anticipate paying dividends on common stock in the foreseeable future. The Company did not issue options prior to the IPO and, therefore, has no history of option exercises. As such, the ‘simplified’ method has been used to estimate the expected term of options.

Stock-based compensation expense is recognized only for those awards that are ultimately expected to vest. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Total non-cash stock-based compensation expense for all stock awards that was recognized in the consolidated statements of operations is as follows (in thousands):

	Years Ended December 31,
	2015	2014
Cost of revenue	$57	$257
Selling and marketing	62	16
Research and development	98	121
General and administrative	2,798	3,904

Total	$3,015	$4,298

At December 31, 2015, there was $1.5 million of unamortized compensation cost related to unvested RSUs which is expected to be recognized over a remaining weighted-average vesting period of 1.3 years. At December 31, 2015, there was $628,000 of unamortized compensation cost related to unvested stock option awards, which is expected to be recognized over a remaining weighted-average vesting period of 2.8 years.